CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)		$ 440,247	$ 9,721,238	$ (9,188,357)	$ 5,846,503
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account		(113,123)	(61,010)	(91,362)	(66,897)
Change in fair value of warrant liability	$ (24,916,621)	(10,956,082)	(14,433,236)	7,487,000	(12,722,918)
Offering cost allocated to warrants				667,259
Payment of formation costs through promissory note				1,548
Changes in operating assets and liabilities:
Prepaid expenses		97,543	171,117	(343,839)	230,699
Accounts payable and accrued expenses		9,496,156	3,516,107	(859,811)	(5,400,831)
Net cash used in operating activities		(1,008,459)	(1,085,784)	(607,940)	(1,311,782)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(1,451,531)		(230,000,000)
Cash withdrawn from Trust Account in connection with redemption		191,429,316
Net cash provided by investing activities		(189,977,785)		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor				25,000
Proceeds from sale of Units, net of underwriting discounts paid				225,400,000
Proceeds from sale of Private Placement Warrants				6,600,000
Proceeds from promissory note - related party		523,743	309,210	62,558	527,756
Advance from related party		427,857
Convertible promissory note		1,500,000
Redemption of ordinary shares		(191,429,316)
Repayment of promissory note - related party				(186,760)
Payment of offering costs				(500,442)
Net cash provided by (used in) financing activities		(188,977,716)	309,210	231,400,356	527,756
Net Change in Cash		8,390	776,574	(792,416)	784,026
Cash - Beginning of period		$ 8,390	792,416		792,416
Cash - End of period	$ 15,842		$ 15,842	792,416	$ 8,390
Non-cash investing and financing activities:
Offering costs paid through promissory note - related party				122,654
Deferred underwriting fee payable				$ 8,050,000